Consolidated Statements of Changes in Shareholders' Equity		Class A Ordinary shares SGD ($) shares	Class A Ordinary shares USD ($) shares	Class B Ordinary shares SGD ($) shares	Class B Ordinary shares USD ($) shares	Additional paid in capital SGD ($)	Additional paid in capital USD ($)	Retained earnings SGD ($)	Retained earnings USD ($)	SGD ($)	USD ($)
Balance at Mar. 31, 2023	[1]	$ 3,279		$ 3,424		$ 3,493,297		$ 8,177,157		$ 11,677,157
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	12,232,500	12,232,500	12,767,500	12,767,500
Net profit (loss)								1,779,148		1,779,148
Dividend declared (Note 13)								(300,000)		(300,000)
Balance at Mar. 31, 2024	[1]	$ 3,279		$ 3,424		3,493,297		9,656,305		13,156,305
Balance (in Shares) at Mar. 31, 2024 | shares	[1]	12,232,500	12,232,500	12,767,500	12,767,500
Net profit (loss)								1,016,380		1,016,380
Dividend declared (Note 13)								(6,500,000)		(6,500,000)
Balance at Mar. 31, 2025	[1]	$ 3,279		$ 3,424		3,493,297		4,172,685		7,672,685
Balance (in Shares) at Mar. 31, 2025 | shares	[1]	12,232,500	12,232,500	12,767,500	12,767,500
Net profit (loss)								(925,666)		(925,666)	$ (717,946)
Issuance of share		$ 730				12,165,327				12,166,057
Issuance of share (in Shares) | shares		2,705,000	2,705,000
Balance at Mar. 31, 2026		$ 4,009	$ 3,109	$ 3,424	$ 2,656	$ 15,658,624	$ 12,144,829	$ 3,247,019	$ 2,518,388	$ 18,913,076	$ 14,668,982
Balance (in Shares) at Mar. 31, 2026 | shares		14,937,500	14,937,500	12,767,500	12,767,500

[1]	Retroactively presented for the reorganization exercise described in Note 1.